Consolidated Condensed Interim Balance Sheets - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 2,152,233	$ 5,971,995	$ 6,586,014
Prepaid expenses and deposits	240,071	1,034,930	1,208,122
Interest, taxes and other receivables	9,086	39,519	76,595
Deferred financing costs	40,873
Current assets	2,442,263	7,046,444	7,870,731
Intangible assets - net	14,863	28,411	40,290
Total Assets	2,457,126	7,074,855	7,911,021
Current liabilities
Accounts payable and accrued liabilities	1,084,460	1,478,086	1,182,312
Related party payables	113,240	160,429	88,957
Current portion of derivative liability			33,091
Current liabilities	1,197,700	1,638,515	1,304,360
Derivative liability	265	1,117	28,137
Total Liabilities	1,197,965	1,639,632	1,332,497
Stockholders'’ equity
1 special voting share
Common stock, value	2,620	2,297	1,451
Additional paid-in capital	47,022,252	43,198,193	36,678,344
Warrants	6,055,319	8,229,482	4,570,574
Accumulated deficit	(57,988,567)	(52,441,337)	(41,118,433)
Accumulated other comprehensive income	21,178	21,178	21,178
Stockholders' equity, total	1,259,161	5,435,223	6,578,524
Total Liabilities and equity	2,457,126	7,074,855	7,911,021
Series A Preferred Stock
Stockholders'’ equity
Preferred stock, value	278,530	278,530	278,530
Series B Preferred Stock
Stockholders'’ equity
Preferred stock, value	$ 5,867,829	$ 6,146,880	$ 6,146,880